THE ADVISORS' INNER CIRCLE FUND

                      UNITED ASSOCIATION S&P 500 INDEX FUND

                         SUPPLEMENT DATED APRIL 14, 2006
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information replaces the tables beneath the heading "Fees and Expenses of the Fund" on page 6 of the Prospectus.

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               CLASS I           CLASS II
     ------------------------------------------------------------------- ----------------- ------------------
     ------------------------------------------------------------------- ----------------- ------------------
     Maximum Sales Load                                                        None              None
     Maximum Deferred Sales Charge                                             None              None
     Redemption Fee                                                            None              None
     Exchange Fee                                                              None              None
     Account Maintenance Fee (for accounts under $10,000)                      None          $2.50/quarter
     ------------------------------------------------------------------- ----------------- ------------------
     ------------------------------------------------------------------- ----------------- ------------------

     ACTUAL FUND OPERATING EXPENSES
     (EXPENSES DEDUCTED FROM FUND ASSETS)                                    CLASS I           CLASS II
     ------------------------------------------------------------------- ----------------- ------------------
     ------------------------------------------------------------------- ----------------- ------------------
     Management Fees*                                                         0.095%            0.095%
     Distribution (12b-1) Fees                                                 None              0.05%
     Other Expenses                                                           0.06%              0.06%
     Total Annual Fund Operating Expenses**                                   0.16%              0.21%
     ------------------------------------------------------------------- ----------------- ------------------




      * Effective April 14, 2006, the Management Fee of the Fund was changed to 0.095%. The information in the table has been restated to reflect the current contractual advisory fee.

      ** The Adviser has voluntarily agreed to waive 0.04% of its investment advisory fee. The Adviser may discontinue all or part of this voluntary waiver at any time, subject to the prior notification of the Fund's Board of Trustees. For periods during which the Adviser's voluntary fee waiver is in effect, the Fund's Total Annual Fund Operating Expenses will be reduced accordingly.



The following information replaces the example numbers beneath the heading "Fees and Expenses of the Fund" on page 7 of the Prospectus.

     ---------------------- ------------------- -------------------- ------------------- --------------------
                                 ONE YEAR           THREE YEARS          FIVE YEARS           TEN YEARS
     ---------------------- ------------------- -------------------- ------------------- --------------------
     ---------------------- ------------------- -------------------- ------------------- --------------------
     CLASS I                       $16                  $52                 $90                 $205
     CLASS II                      $22                  $68                 $118                $268
     ---------------------- ------------------- -------------------- ------------------- --------------------


The following information replaces the second and third paragraphs beneath the heading "Investment Adviser" on page 7 of the Prospectus.

      The Adviser, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the investment adviser to the Fund. During its most recent fiscal year, the Fund paid the Adviser an annual advisory fee of 0.007% based on the Fund's average daily net assets. This amount was based on the Adviser's previous investment advisory fee rate, as reduced by the Adviser's voluntary waivers made during the period. A discussion regarding the basis for the Board of Trustees approval of the Fund's investment advisory contract and previous advisory fee can be found in the Fund's semi-annual report dated April 30, 2005. Effective April 14, 2006, the Fund pays the Adviser an advisory fee at an annualized rate of 0.095% based on the Fund's average net assets, subject to the Adviser's voluntary fee waivers. A discussion regarding the basis for the Board of Trustees approval of the Fund's investment advisory contract and current advisory fee can be found in the Fund's semi-annual report dated April 30, 2006.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 UAF-SK-001-0100

                         THE ADVISORS' INNER CIRCLE FUND

                      UNITED ASSOCIATION S&P 500 INDEX FUND

                         SUPPLEMENT DATED APRIL 14, 2006
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following information replaces the third paragraph underneath the heading "THE ADVISER" on page S-15 of the SAI.

      ADVISORY FEES PAID TO THE ADVISER. Effective April 14, 2006, for its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive 0.04% of its investment advisory fee. While the Adviser has no current intention to do so, the Adviser reserves the right to discontinue all or part of this voluntary waiver at any time, subject to the prior notification of the Fund's Board of Trustees.

      Prior to April 14, 2006, the Adviser was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.01% for the first $2.5 billion and 0.005% of amounts over $2.5 billion, based on the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Fund. For the fiscal year ended April 30, 2003, the fiscal period May 1, 2003 to October 31, 2003 and the fiscal years ended October 31, 2004 and 2005, the Fund paid the Adviser the following advisory fees:



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 UAF-SK-002-0100